Thrivent Core Emerging Markets Equity Fund Annual Fund Operating Expenses - Thrivent Core Emerging Markets Equity Fund - None	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.17%